Contingencies and Significant Estimates	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Contingencies and Significant Estimates

13. Contingencies and Significant Estimates

As of June 30, 2016, the Company held reserves for environmental matters related to certain locations of approximately $0.3 million. At certain of the Company’s other facilities, it has identified potential contaminants in soil and groundwater. The ultimate cost of any remediation required will depend upon the results of future investigation. Based upon available information, the Company does not expect the ultimate costs at any of these locations will have a material adverse effect on its financial condition, results of operations, or cash flows individually or in the aggregate.

The Company believes that it has obtained and is in substantial compliance with those material environmental permits and approvals necessary to conduct its various businesses. Based on the facts presently known, it does not expect environmental compliance costs to have a material adverse effect on its financial condition, results of operations, or cash flows.

As of June 30, 2016, various product-related lawsuits were pending. To the extent permitted under applicable law, all of these are insured with self-insurance retention levels. The Company’s self-insurance retention levels vary by business, and have fluctuated over the last 10 years. The range of the Company’s self-insured retention levels is $0.1 million to $0.3 million per occurrence. As of June 30, 2016, the largest self-insured retention level for new occurrences currently maintained by the Company was $0.3 million per occurrence and applied to product liability claims for the hot category products manufactured in the United States.

Product liability reserves in the consolidated (condensed) balance sheets at June 30, 2016 and December 31, 2015 were $3.1 million and $2.6 million, respectively; $1.2 million and $0.9 million, respectively, was reserved specifically for actual cases, and $1.9 million and $1.7 million, respectively, for claims incurred but not reported, which were estimated using actuarial methods. Based on the Company’s experience in defending product liability claims, management believes the current reserves are adequate for estimated case resolutions on aggregate self-insured claims and insured claims. Any recoveries from insurance carriers are dependent upon the legal sufficiency of claims and solvency of insurance carriers.

At June 30, 2016 and December 31, 2015, the Company had reserved $31.1 million and $34.3 million, respectively, for warranty claims included in product warranties and other non-current liabilities in the consolidated (condensed) balance sheets. Certain of these warranty and other related claims involve matters in dispute that ultimately are resolved by negotiations, arbitration, or litigation. See Note 14, “Product Warranties,” for further information.

It is reasonably possible that the estimates for environmental remediation, product liability and warranty costs may change in the near future based upon new information that may arise or matters that are beyond the scope of its historical experience. Presently, there are no reliable methods to estimate the amount of any such potential changes.

The Company is also involved in various legal actions arising out of the normal course of business, which, taking into account the liabilities accrued and legal counsel’s evaluation of such actions, in the opinion of management, the ultimate resolution of all matters is not expected to have a material adverse effect on the Company’s financial condition, results of operations, or cash flows.

16. Contingencies and Significant Estimates

As of December 31, 2015, MFS held reserves for environmental matters related to Enodis locations of approximately $0.4 million. At certain of MFS’ other facilities, we have identified potential contaminants in soil and groundwater. The ultimate cost of any remediation required will depend upon the results of future investigation. Based upon available information, we do not expect the ultimate costs at any of these locations will have a material adverse effect on its financial condition, results of operations, or cash flows individually or in the aggregate.

MFS believes that it has obtained and is in substantial compliance with those material environmental permits and approvals necessary to conduct its various businesses. Based on the facts presently known, we do not expect environmental compliance costs to have a material adverse effect on its financial condition, results of operations, or cash flows.

As of December 31, 2015, various product-related lawsuits were pending. To the extent permitted under applicable law, all of these are insured with self-insurance retention levels. MFS’ self-insurance retention levels vary by business, and have fluctuated over the last ten years. The range of our self-insured retention levels is $0.1 million to $0.25 million per occurrence. As of December 31, 2015, the largest self-insured retention level for new occurrences currently maintained by us is $0.25 million per occurrence and applies to product liability claims for the hot category products manufactured in the United States.

Product liability reserves in the combined balance sheets at December 31, 2015 and December 31, 2014 were $2.6 million and $2.2 million, respectively; $0.9 million and $0.2 million, respectively, was reserved specifically for actual cases, and $1.7 million and $2.0 million, respectively, for claims incurred but not reported, which were estimated using actuarial methods. Based on our experience in defending product liability claims, management believes the current reserves are adequate for estimated case resolutions on aggregate self-insured claims and insured claims. Any recoveries from insurance carriers are dependent upon the legal sufficiency of claims and solvency of insurance carriers.

At December 31, 2015 and December 31, 2014, MFS had reserved $40.0 million and $42.0 million, respectively, for warranty claims included in product warranties and other non-current liabilities in the combined balance sheets. Certain of these warranty and other related claims involve matters in dispute that ultimately are resolved by negotiations, arbitration, or litigation. See Note 17, “Guarantees,” for further information.

It is reasonably possible that the estimates for environmental remediation, product liability and warranty costs may change in the near future based upon new information that may arise or matters that are beyond the scope of our historical experience. Presently, there are no reliable methods to estimate the amount of any such potential changes.

MFS is also involved in various legal actions arising out of the normal course of business, which, taking into account the liabilities accrued and legal counsel’s evaluation of such actions, in the opinion of management, the ultimate resolution of all matters is not expected to have a material adverse effect on MFS’ financial condition, results of operations, or cash flows.